Summary of Significant Accounting Policies: Net Loss per Common Share: Schedule of Securities Excluded from Computation of Earnings Per Share (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Details
Total shares excluded from the net income/loss per share calculation	8,830,306	589,917